Summary of Significant Accounting Policies - Schedule of Computation of Basic and Diluted Income Per Share (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Numerator:
Net income	$ 192,224	$ 94,712	$ 27,853	$ 113,335	$ 286,936	$ 141,188	$ (102,195)	$ 950,420
Less: Preferred stock dividends	55,396				80,875
Net income (loss) attributable to common shareholders	$ 136,828		$ 27,853		$ 206,061	$ 141,188
Weighted average common shares outstanding
Basic	5,091,391		5,091,391		5,091,391	5,091,391	5,120,898	4,571,247
Diluted	5,091,391		5,091,391		5,091,391	5,091,391	5,120,898	4,571,247
Plus: Effect of dilutive securities
Effect of dilutive securities, Diluted	5,091,391		5,091,391		5,091,391	5,091,391
Net income per common share
Basic	$ 0.03		$ 0.01		$ 0.04	$ 0.03	$ (0.02)	$ 0.21
Diluted	$ 0.03		$ 0.01		$ 0.04	$ 0.03	$ (0.02)	$ 0.21